Condensed Consolidated Interim Statements of Financial Position - MXN ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 66,735,531	$ 68,747,376
Customers, net	130,341,132	111,394,431
Other financing receivables	46,688,507	40,887,127
Other non-financing receivables	78,943,256	163,079,678
Inventories	103,558,205	112,035,992
Government Bonds	28,531,855	28,637,314
Derivative financial instruments	8,874,917	9,926,384
Other current assets	1,910,204	3,832,444
Total current assets	465,583,607	538,540,746
Non-current assets:
Investments in associates	2,053,711	1,854,803
Wells, pipelines, properties, plant and equipment, net	1,537,151,854	1,482,322,166
Rights of use assets	44,215,877	43,203,180
Long-term notes receivable, net of current portion	995,269	1,179,706
Government Bonds	24,761,455	35,495,104
Deferred income taxes and duties	160,039,008	169,914,720
Intangible assets, net	22,225,979	20,350,819
Other assets	11,184,703	10,614,092
Total non-current assets	1,802,627,856	1,764,934,590
Total assets	2,268,211,463	2,303,475,336
Current liabilities:
Short-term debt and current portion of long-term debt	396,301,477	477,221,594
Short-term leases	7,984,015	8,003,743
Suppliers	362,517,039	368,345,849
Income taxes and duties payable	96,761,614	150,004,749
Accounts and accrued expenses payable	94,738,999	83,646,764
Derivative financial instruments	54,298,400	36,494,962
Total current liabilities	1,012,601,544	1,123,717,661
Long-term liabilities:
Long-term debt, net of current portion	1,430,247,150	1,317,248,763
Long-term leases, net of current portion	37,405,036	33,844,590
Employee benefits	1,271,757,000	1,372,459,213
Provisions for sundry creditors	92,814,215	83,310,554
Other liabilities	15,909,343	13,075,178
Deferred income taxes	13,226,622	12,798,187
Total long-term liabilities	2,861,359,366	2,832,736,485
Total liabilities	3,873,960,910	3,956,454,146
Controlling interest:
Certificates of Contribution “A”	1,341,207,416	1,196,207,416
Mexican Government contributions	66,730,591	66,730,591
Legal reserve	1,002,130	1,002,130
Accumulated other comprehensive result	163,558,484	(7,313,005)
Accumulated deficit:
From prior years	(2,909,489,303)	(2,917,596,017)
Net (loss) income for the period/year	(268,619,086)	8,106,714
Total controlling interest	(1,605,609,768)	(1,652,862,171)
Total non-controlling interest	(139,679)	(116,639)
Total equity (deficit)	(1,605,749,447)	(1,652,978,810)
Total liabilities and equity (deficit)	$ 2,268,211,463	$ 2,303,475,336